Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
Authorized:
Unlimited number of no par value common shares

	Shares
	Number	Amount
As at December 31, 2019	32,198,453	$311,078
Issued pursuant to stock option plan	133,454	385
Issued pursuant to incentive share award plan	234,172	732
Issued pursuant to "At the Market" (ATM) equity distribution agreement(a)(c)	12,182,532	40,038
Issued pursuant to warrant derivative exercised(b)	1,418,369	6,333
Share issue costs	—	(1,742)
As at December 31, 2020	46,166,980	$356,824
Issued pursuant to stock option plan	123,159	381
Issued pursuant to incentive share award plan	150,899	544
Issued pursuant to "At the Market" (ATM) equity distribution agreement(c)(d)	8,401,029	34,168
Issued pursuant to warrant derivative exercised(b)	201,722	687
Share issue costs	—	(1,256)
As at December 31, 2021	55,043,789	$391,348
Issued pursuant to stock option plan	8,333	20
Issued pursuant to incentive share award plan	40,560	98
Issued pursuant to "At the Market" (ATM) equity distribution agreement(d)(e)	6,235,232	13,338
Share issue costs	—	(764)
As at December 31, 2022	61,327,914	$404,040
(a)On October 24, 2018, we entered into an ATM equity offering sales agreement with Canaccord Genuity Inc. The ATM allowed us to issue common shares, at prevailing market prices, with an aggregate offering value of up to US$30,000 over a 19-month period through the facilities of the Nasdaq Capital Market in the United States. This sales agreement expired on June 4, 2020. In 2020, we sold 6,741,518 common shares for gross proceeds of US$17,538 at an average price of US$2.42. We received, net of commissions of US$526, proceeds of US$17,012. In total, we incurred share issue costs (including commissions) of $857.

(b)On August 16, 2019, pursuant to an underwritten public offering, 4,619,773 units were sold at a purchase price of US$0.81 per unit for gross proceeds of US$3,742. Each unit included one common share with a fair value of US$0.54 and one common share purchase warrant with a fair value of US$0.27. These warrants were classified as a financial liability (see Note 16). Each common share purchase warrant entitled the holder to purchase one common share at an exercise price of US$0.90 until August 16, 2024. In 2022, no warrants were exercised. In 2021, 201,722 (2020 - 1,418,369) warrants with a fair value of $456 (2020 - $4,636) were exercised for gross proceeds of US$182 (2020 - US$1,277). As at December 31, 2022, there were 64,035 warrants outstanding (December 31, 2021 - 64,035).

(c)On June 15, 2020, we entered into an ATM equity distribution agreement with Canaccord Genuity Inc. The ATM allowed us to issue common shares, at prevailing market prices, with an aggregate offering value of up US$40,000 over a 25-month period through the facilities of the Nasdaq Capital Market in the United States. This sales agreement was terminated on March 4, 2021. In 2021, we sold 5,685,097 (2020 - 5,441,014) common shares for gross proceeds of US$18,503 (2020 - US$12,629) at an average price of US$3.25 (2020 - US$2.11). We received, net of commissions of US$555 (2020 - US$379), proceeds of US$17,948 (2020 - US$12,250). In total, we incurred share issue costs (including commissions) of $707 (2020 - $885).
(d)On March 5, 2021, we entered into an ATM equity distribution agreement with Canaccord Genuity Inc. The ATM allows us to issue common shares, at prevailing market prices, with an aggregate offering value of up to US$80,000 over a 16-
month period through the facilities of the Nasdaq Capital Market in the United States. In 2022, we sold 2,719,770 (2021 - 2,715,932) common shares for gross proceeds of US$4,560 (2021 - US$8,655) at an average price of US$1.68 (2021 - US$3.19). We received, net of commissions of US$137 (2021 - US$260), proceeds of US$4,423 (2021 - US$8,395). In total, we incurred share issue costs (including commissions) of $209 (2021 - $549). This sales agreement was terminated on June 16, 2022.
(e)On June 17, 2022, we entered into an ATM equity distribution agreement with Canaccord Genuity Inc. The ATM allows us to issue common shares, at prevailing market prices, with an aggregate offering value of up to US$65,000 over a 25-month period through the facilities of the Nasdaq Capital Market in the United States. In 2022, we sold 3,515,462 common shares for gross proceeds of US$5,632 at an average price of US$1.60. We received, net of commissions of US$169, proceeds of US$5,463. In total, we incurred share issue costs (including commissions) of $555.

Equity Warrants
On June 1, 2017, pursuant to an underwritten public offering, 16,445,000 units were sold for gross proceeds of $11,512. Each unit included one common share and one common share purchase warrant. Following the 2018 share consolidation, 9.5 common share purchase warrants entitled the holder to purchase one common share in the capital of the Company until June 1, 2022, at an exercise price of approximately $9.025. These warrants were classified as equity. These warrants expired on June 1, 2022, and were transferred to contributed surplus on the consolidated statement of financial position upon expiry. There was no cash flow impact as a result of the warrant expiry.

The following table summarizes our outstanding equity warrants:

	Number of Warrants Outstanding	Warrant
As at December 31, 2019	16,445,000	$3,618
As at December 31, 2020	16,443,500	$3,618
As at December 31, 2021	16,443,500	$3,618
Expired	(16,443,500)	(3,618)
As at December 31, 2022	—	$—